Income Tax - Income (Loss) before Income Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income (loss) recorded in The Netherlands	$ (35)	$ (33)	$ (32)
Income (loss) from foreign operations	435	1,911	4,795
Income (loss) before income tax benefit (expense)	$ 400	$ 1,878	$ 4,763